ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented to date

Effective immediately, all references to Douglas Burtnick in the Prospectus and SAI are deleted.

This supplement is dated November 20, 2018

Please retain this Supplement for future reference.